UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Hound Partners, LLC
Address:   101 Park Avenue, 48th Floor
           New York, New York 10178

Form 13F File Number: 028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan Auerbach
Title:     Managing Member
Phone:     212-984-2500

Signature, Place, and Date of Signing:

/s/ Jonathan Auerbach          New York, New York      February 12, 2010
-------------------------     ---------------------    ------------------
     [Signature]                  [City, State]             [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 21

Form 13F Information Table Value Total: $348,656
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number          Name

1.           028-13192                     Hound Partners, LP

2.           028-13191                     Hound Partners Offshore Fund, LP


                                            FORM 13F INFORMATION TABLE



COLUMN 1                     COLUMN 2         COLUMN 3  COLUMN 4     COLUMN 5         COLUMN 6       COL 7          COLUMN 8

                                                        VALUE     SHS OR    SH/ PUT/ INVESTMENT      OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT   PRN CALL DISCRETION      MGRS    SOLE      SHARED   NONE

ABOVENET INC                 COM              00374N107  21,997     338,207 SH       SHARED-DEFINED  (1),(2)    338,207
AMERICAN TOWER CORP          CL A             029912201   6,265     144,979 SH       SHARED-DEFINED  (1),(2)    144,979
ARABIAN AMERN DEV CO         COM              038465100     962     400,553 SH       SHARED-DEFINED  (1),(2)    400,553
CHIMERA INVT CORP            COM              16934Q109  13,470   3,471,755 SH       SHARED-DEFINED  (1),(2)  3,471,755
COVANTA HLDG CORP            COM              22282E102  16,484     911,207 SH       SHARED-DEFINED  (1),(2)    911,207
DIRECTV                      COM CL A         25490A101  36,937   1,107,564 SH       SHARED-DEFINED  (1),(2)  1,107,564
ECHOSTAR CORP                CL A             278768106   8,374     415,788 SH       SHARED-DEFINED  (1),(2)    415,788
GRACE W R & CO DEL NEW       COM              38388F108  24,430     963,700 SH       SHARED-DEFINED  (1),(2)    963,700
GREAT LAKES DREDGE & DOCK CO COM              390607109  13,868   2,140,186 SH       SHARED-DEFINED  (1),(2)  2,140,186
HECKMANN CORP                *W EXP 11/09/201 422680116   1,161   1,290,391 SH       SHARED-DEFINED  (1),(2)  1,290,391
HECKMANN CORP                COM              422680108  18,952   3,798,067 SH       SHARED-DEFINED  (1),(2)  3,798,067
HQ SUSTAINABLE MARITIM IND I COM NEW          40426A208   2,747     390,155 SH       SHARED-DEFINED  (1),(2)    390,155
KINDER MORGAN MANAGEMENT LLC SHS              49455U100  35,460     648,978 SH       SHARED-DEFINED  (1),(2)    648,978
LIBERTY MEDIA CORP NEW       LIB STAR COM A   53071M708  29,893     647,733 SH       SHARED-DEFINED  (1),(2)    647,733
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100   4,200      90,900 SH       SHARED-DEFINED  (1),(2)     90,900
MONSANTO CO NEW              COM              61166W101  23,448     286,820 SH       SHARED-DEFINED  (1),(2)    286,820
PETROHAWK ENERGY CORP        COM              716495106  23,926     997,335 SH       SHARED-DEFINED  (1),(2)    997,335
RAMBUS INC DEL               COM              750917106   4,380     179,495 SH       SHARED-DEFINED  (1),(2)    179,495
TRANSDIGM GROUP INC          COM              893641100  48,730   1,026,116 SH       SHARED-DEFINED  (1),(2)  1,026,116
USEC INC                     NOTE 3.000%10/0  90333EAC2   6,873  10,500,000 SH       SHARED-DEFINED  (1),(2) 10,500,000
WINDSTREAM CORP              COM              97381W104   6,099     554,936 SH       SHARED-DEFINED  (1),(2)    554,936




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